CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Class A Ordinary Shares [Member] CNY (¥) shares	Class C Ordinary Shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Retained Earnings (Accumulated deficit) [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Non-controlling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2016	¥ 636	¥ 90	¥ 3,453,227	¥ 81,007	¥ (3,424,149)	¥ 5,705	¥ (1,495)		¥ 115,021
Balance (in shares) at Dec. 31, 2016 | shares	33,990,680	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			4,640						4,640
Issuance of ordinary shares for restricted stock award	¥ 4		(4)
Issuance of ordinary shares for restricted stock award (in shares) | shares	216,259
Foreign currency translation adjustment						3,876			3,876
Appropriation to statutory reserves				202	(202)
Unrealized gain on investment, net of income taxes						(2,705)			(2,705)
Buy-outs of non-controlling interests			(1,556)				758		(798)
Disposal of subsidiaries				(61,173)	61,173
Net income (loss)					46,463		(538)		45,925
Balance at Dec. 31, 2017	¥ 640	¥ 90	3,456,307	20,036	(3,316,715)	6,876	(1,275)		165,959
Balance (in shares) at Dec. 31, 2017 | shares	34,206,939	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			8,121						8,121
Issuance of ordinary shares for restricted stock award	¥ 8		(8)
Issuance of ordinary shares for restricted stock award (in shares) | shares	409,350
Issuance of ordinary shares on IPO	¥ 80		45,322						45,402
Issuance of ordinary shares on IPO (in shares) | shares	4,140,000
Foreign currency translation adjustment						1,304			1,304
Appropriation to statutory reserves				113	(113)
Unrealized gain on investment, net of income taxes						125			125
Buy-outs of non-controlling interests			(2,619)				(1,885)		(4,504)
Deregistration of subsidiaries							(46)		(46)
Disposal of subsidiaries							1,470		1,470
Net income (loss)					44,990		(50)		44,940
Balance at Dec. 31, 2018	¥ 728	¥ 90	3,507,123	20,149	(3,271,838)	8,305	(1,786)		262,771
Balance (in shares) at Dec. 31, 2018 | shares	38,756,289	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation			1,624						1,624
Issuance of ordinary shares for restricted stock award	¥ 2		(2)
Issuance of ordinary shares for restricted stock award (in shares) | shares	101,910
Foreign currency translation adjustment						(2,924)			(2,924)
Appropriation to statutory reserves				36	(36)
Unrealized gain on investment, net of income taxes						960			960
Non-controlling interests from new subsidiaries							1,285		1,285
Deregistration of subsidiaries							306		306
Net income (loss)					(99,941)		(485)	$ (14,426)	(100,426)
Balance at Dec. 31, 2019	¥ 730	¥ 90	¥ 3,508,745	¥ 20,185	¥ (3,371,815)	¥ 6,341	¥ (680)	$ 23,499	¥ 163,596
Balance (in shares) at Dec. 31, 2019 | shares	38,858,199	4,708,415